REVENUES - Schedule of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
REVENUES
Revenues	$ 10,626	$ 21,720	$ 10,632
US
REVENUES
Revenues	9,310	13,196	0
Canada
REVENUES
Revenues	9,310	13,196	0
UK
REVENUES
Revenues	1,070	7,325	10,316
Other
REVENUES
Revenues	246	1,199	316
Jet Talk
REVENUES
Revenues	$ 0	$ 3,116	$ 7,279
Percentage of revenues	0.00%	14.00%	68.00%
Airbus
REVENUES
Revenues	$ 318	$ 3,256	$ 3,683
Percentage of revenues	3.00%	15.00%	35.00%
Telesat
REVENUES
Revenues	$ 5,326	$ 8,400	$ 0
Percentage of revenues	50.00%	39.00%	0.00%
IDirect
REVENUES
Revenues	$ 489	$ 2,074	$ 0
Percentage of revenues	5.00%	10.00%	0.00%
Trustcom
REVENUES
Revenues	$ 1,108	$ 0	$ 0
Percentage of revenues	10.00%	0.00%	0.00%
MDA
REVENUES
Revenues	$ 1,907	$ 0	$ 0
Percentage of revenues	18.00%	0.00%	0.00%